financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Contract assets	$ 1,238	$ 1,475	$ 1,303
Cost/Gross amount
Credit risk
Contract assets	1,295	1,549
Allowance for doubtful accounts
Credit risk
Contract assets	(57)	(74)
The 12-month period ending one year hence
Credit risk
Contract assets	910	1,017
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	952	1,068
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(42)	(51)
The 12-month period ending two years hence
Credit risk
Contract assets	308	444
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	322	466
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(14)	(22)
Thereafter
Credit risk
Contract assets	20	14
Thereafter | Cost/Gross amount
Credit risk
Contract assets	21	15
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)